Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	€ 1,459	€ 1,394	€ 1,340
Capitalized interest	21	20	17
Pharmaceuticals [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	1,014	1,005	1,069
Pharmaceuticals [member] | Industrial facilities [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	769	741	769
Pharmaceuticals [member] | Research sites [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	14	138	164
Pharmaceuticals [member] | Other [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	231	126	136
Vaccines [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	440	379	€ 271
Consumer Healthcare [member]
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions and other increases	€ 5	€ 10